Stock-based compensation	12 Months Ended
Mar. 31, 2017
Stock-based compensation

22. Stock-based compensation

Stock options

MHFG, MHBK, MHTB and MHSC have stock options, in the form of stock acquisition rights, for directors (excluding the outside directors) and executive officers of the respective companies (hereinafter referred to collectively as the “Directors”).

In this plan (“MHFG Stock Plan”), 1,000 shares of MHFG common stock shall be issued or transferred upon exercise of each of the stock acquisition rights. The amount to be paid upon exercise shall be 1 yen per share. The contractual term of the stock acquisition rights is 20 years. A holder may exercise the stock acquisition rights only after the date on which such holder loses the status as a Director of MHFG, MHBK, MHTB or MHSC.

The following is a roll-forward of MHFG Stock Plan for the fiscal year ended March 31, 2017:

	Number of shares	Weighted-average exercise price	Weighted-average remaining contractual term	Aggregate intrinsic value
		(in yen)	(in years)	(in millions of yen)
Outstanding at beginning of fiscal year	17,190,000	1
Exercised during fiscal year	6,371,000	1

Outstanding at end of fiscal year	10,819,000	1	16.49	2,196

Exercisable at end of fiscal year	—	—	—	—

There were no non-vested stock options remaining as of March 31, 2017.

The following table presents the assumptions used in the Black-Scholes option pricing model to estimate the fair value of the stock acquisition rights granted during the fiscal year ended March 31, 2015. The risk-free interest rate is based on the Japanese government bonds yield curve for the expected remaining term in effect at the date of grant. The expected volatility is based on the historical trading data of MHFG common stock. The expected remaining term is based on the average service period of Directors of MHFG, MHBK, MHTB and MHSC, which represents the period of time that stock acquisition rights granted are expected to be outstanding. The expected dividend yield is based on the dividend rate of MHFG common stock at the date of grant.

2015
Risk-free interest rate	0.01%
Expected volatility	25.91%
Expected remaining term (in years)	2.46
Expected dividend yield	3.42%

The weighted-average grant-date fair value of stock acquisition rights granted during the fiscal year ended March 31, 2015 was ¥186,990.

The compensation cost related to this plan recognized in income was ¥1,795 million during the fiscal year ended March 31, 2015.

In May, 2015, MHFG announced discontinuance of the current stock option program along with the introduction of performance payments and performance-based stock compensation for Directors. Thereafter, MHFG has not issued and will not issue any new stock options.

Performance-based stock compensation

MHFG, MHBK, MHTB and MHSC introduced a new performance-based stock compensation program for Directors on May, 2015 using a trust. The program utilizes the Board Benefit Trust framework. The performance-based stock compensation is paid in the form of shares of common stock of MHFG acquired from the stock market through a trust with the aim of aligning the officers’ interests with those of the shareholders and increasing the incentive to enhance corporate value. The payment thereof is a reflection of each officer’s performance. The entire amount of the payment in respect of the performance-based stock compensation is deferred over three years and the deferred portion is subject to reduction or forfeiture depending on certain factors, including the performance of the MHFG group or the relevant Directors.

The following table presents activities related to the performance-based stock compensation for the fiscal year ended March 31, 2017:

	Number of shares	Weighted-average grant-date fair value
		(per share in yen)
Outstanding as of March 31, 2016	—	—
Granted during fiscal year	9,000,000	158.68
Vested during fiscal year	—	—
Forfeited during fiscal year	—	—
Outstanding as of March 31, 2017	9,000,000	158.68

The shares of MHFG common stock were acquired from the stock market by the trustee by using the money entrusted to the Compensation Committee. The total amount of the common stock was ¥1,428 million.

The compensation cost with regard to the performance-based stock compensation is determined based upon the fair value of shares of MHFG common stock as of grant date and is recognized over three year deferral period on a straight-line basis. The compensation cost recognized in this performance-based stock compensation program for the fiscal year ended March 31, 2017 was ¥354 million.

As of the fiscal year ended March 31, 2017, the total compensation cost related to non-vested awards not yet recognized is ¥1,074 million, and this cost will be recognized over 2.3 years.